Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						4 Months Ended		12 Months Ended
	Jan. 02, 2016	Oct. 10, 2015	Jul. 18, 2015	Jan. 03, 2015	Oct. 04, 2014	Jul. 12, 2014	Apr. 25, 2015	Apr. 19, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 2,033,545	$ 2,295,203	$ 2,370,037	$ 2,237,209	$ 2,289,456	$ 2,347,697	$ 3,038,233	$ 2,969,499	$ 9,737,018	$ 9,843,861	$ 6,493,814
Gross Profit	909,172	1,032,387	1,087,289	1,003,941	1,034,442	1,062,108	1,393,924	1,353,122	4,422,772	4,453,613	3,252,146
Net income	$ 54,819	$ 120,469	$ 149,998	$ 84,434	$ 122,177	$ 139,488	$ 148,112	$ 147,726	$ 473,398	$ 493,825	$ 391,758
Basic earnings per common share	$ 0.75	$ 1.64	$ 2.04	$ 1.15	$ 1.67	$ 1.91	$ 2.02	$ 2.02	$ 6.45	$ 6.75	$ 5.36
Diluted earnings per common share	$ 0.74	$ 1.63	$ 2.03	$ 1.15	$ 1.66	$ 1.89	$ 2.00	$ 2.01	$ 6.40	$ 6.71	$ 5.32